Summary of Significant Accounting Policies (Details) - Schedule of translation amounts	Dec. 31, 2022 $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 ¥ / shares
Schedule of translation amounts [Abstract]
Balance sheet items, except for equity accounts | (per share)	$ 1	¥ 6.8972	$ 1	¥ 6.3726	$ 1	¥ 6.525
Statement of income and comprehensive income, and cash flows items | (per share)	$ 1	¥ 6.729	$ 1	¥ 6.4508	$ 1	¥ 6.9042